EQUIPMENT (Tables)	9 Months Ended
Sep. 30, 2019
Property, Plant and Equipment [Abstract]
EQUIPMENT

Cost	Computer equipment	Furniture	Total
Balance at December 31, 2018	$-	$-	$-
Disposal	-	-	-
Foreign exchange	-	-	-
Balance at September 30, 2019 (unaudited)	$-	$-	$-

Accumulated depreciation	Computer equipment	Furniture	Total
Balance at December 31, 2018	$-	$-	$-
Disposal	-	$-	$-
Foreign exchange	-	-	-
Balance at September 30, 2019 (unaudited)	$-	$-	$-

Balance at December 31, 2018 (note 3)	$-	$-	$-
Balance at September 30, 2019 (unaudited)	$-	$-	$-